Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 29, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               The RBB Fund, Inc.

Post-Effective Amendment No. 149

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 149 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act because of the addition of a new sub-adviser, Maerisland Capital, LLC, to one of the series of the Company, the S1 Fund.  Other than the addition of information regarding Maerisland Capital, LLC and the removal of information regarding Cramer Rosenthal McGlynn, LLC, a former sub-adviser to the S1 Fund, there are no other material changes to the prospectuses or statement of additional information for the S1 Fund.  The Company plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Company.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-3307.

Respectfully,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosure